INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets

December 31,
2015

Original amount:
Technology	$14,073
Customer relationship	5,120
Other	490

19,683

Accumulated amortization:

Technology	1,053
Customer relationship	2
Other	70

1,125

Intangible assets, net	$18,558

Schedule of Future Amortization Expense
2016	$4,586
2017	4,320
2018	4,047
2019	3,077
2020	1,404
Thereafter	1,124

$18,558